Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Loans	$ 1,417,341	$ 1,380,648
Less: Deferred finance costs, net	(7,354)	(7,461)
Total long-term debt	1,409,987	1,373,187
Less: Current portion of debt	(194,353)	(175,062)
Add: Deferred finance costs, current portion	2,272	2,126
Long-term debt, net of current portion and deferred finance costs	$ 1,217,906	$ 1,200,251